AB International Low Volatility Equity Portfolio

Portfolio of Investments

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.5%
Financials – 25.1%
Banks – 13.6%
Bank Leumi Le-Israel BM	672,169	$5,587,400
DBS Group Holdings Ltd.	466,700	12,455,205
KBC Group NV	109,253	8,190,930
Mitsubishi UFJ Financial Group, Inc.	1,002,300	10,197,503
NatWest Group PLC	2,583,064	8,651,565
Nordea Bank Abp	1,037,531	11,562,753
Oversea-Chinese Banking Corp., Ltd.	1,714,980	17,135,857
Royal Bank of Canada	90,613	9,139,233
Sumitomo Mitsui Financial Group, Inc.	303,400	17,740,619
Toronto-Dominion Bank (The)	56,675	3,420,458

		104,081,523

Capital Markets – 3.3%
Euronext NV(a)	76,395	7,270,520
IG Group Holdings PLC	376,073	3,469,911
London Stock Exchange Group PLC	80,060	9,579,507
Singapore Exchange Ltd.	739,900	5,049,319

		25,369,257

Insurance – 8.2%
AIA Group Ltd. - Class H	609,800	4,101,865
Allianz SE (REG)	20,287	6,080,365
AXA SA	310,265	11,652,248
Medibank Pvt. Ltd.	2,508,062	6,145,072
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	23,599	11,519,637
NN Group NV	225,643	10,416,827
Sampo Oyj - Class A	301,945	12,879,832

		62,795,846

		192,246,626

Industrials – 17.8%
Aerospace & Defense – 3.0%
BAE Systems PLC	833,918	14,214,489
Safran SA	38,276	8,668,431

		22,882,920

Commercial Services & Supplies – 0.6%
Secom Co., Ltd.	65,200	4,730,456

Construction & Engineering – 1.8%
INFRONEER Holdings, Inc.(b)	783,500	7,519,765
Stantec, Inc.	77,248	6,413,429

		13,933,194

Electrical Equipment – 3.2%
Prysmian SpA	251,977	13,141,596
Schneider Electric SE	50,937	11,515,655

		24,657,251

Ground Transportation – 1.2%
Canadian National Railway Co.	67,438	8,880,378

Industrial Conglomerates – 1.9%
Hitachi Ltd.	118,000	10,782,893
Siemens AG (REG)	19,932	3,805,794

		14,588,687

Professional Services – 6.1%
Experian PLC	216,653	9,440,210
MEITEC Group Holdings, Inc.	364,200	7,041,617
RELX PLC	353,518	15,245,620
Wolters Kluwer NV	98,207	15,378,221

		47,105,668

		136,778,554

Company	Shares	U.S. $ Value

Information Technology – 12.3%
IT Services – 3.2%
Amdocs Ltd.	78,182	$7,065,307
BIPROGY, Inc.	235,300	6,993,175
CGI, Inc.(a)	33,269	3,670,385
Nomura Research Institute Ltd.	233,100	6,584,783

		24,313,650

Semiconductors & Semiconductor Equipment – 2.6%
ASML Holding NV	11,869	11,506,543
Taiwan Semiconductor Manufacturing Co., Ltd.	366,000	8,767,974

		20,274,517

Software – 5.4%
Constellation Software, Inc./Canada	8,836	24,135,838
Nice Ltd.(a)	16,680	4,340,820
SAP SE	65,171	12,690,032

		41,166,690

Technology Hardware, Storage & Peripherals – 1.1%
Logitech International SA (REG)	93,380	8,367,718

		94,122,575

Health Care – 11.5%
Health Care Providers & Services – 1.8%
Fresenius SE & Co. KGaA(a)	302,658	8,161,722
Galenica AG(a) (c)	66,061	5,512,534

		13,674,256

Pharmaceuticals – 9.7%
Chugai Pharmaceutical Co., Ltd.	204,300	7,807,405
Novartis AG (REG)	99,834	9,669,765
Novo Nordisk A/S - Class B	233,657	29,971,980
Roche Holding AG	40,867	10,434,123
Sanofi SA	168,108	16,354,303

		74,237,576

		87,911,832

Consumer Discretionary – 9.3%
Automobiles – 1.9%
Honda Motor Co., Ltd.	1,174,600	14,534,138

Hotels, Restaurants & Leisure – 3.1%
Amadeus IT Group SA(a)	140,794	9,038,512
Booking Holdings, Inc.	1,450	5,260,426
Compass Group PLC	321,159	9,420,445

		23,719,383

Leisure Products – 0.6%
Bandai Namco Holdings, Inc.	242,200	4,494,060

Specialty Retail – 2.4%
Industria de Diseno Textil SA	211,724	10,661,636
ZOZO, Inc.	326,600	8,106,156

		18,767,792

Textiles, Apparel & Luxury Goods – 1.3%
LVMH Moet Hennessy Louis Vuitton SE	10,635	9,569,338

		71,084,711

Consumer Staples – 7.0%
Beverages – 0.5%
Heineken NV	42,548	4,101,952

Consumer Staples Distribution & Retail – 3.3%
Jeronimo Martins SGPS SA(a)	232,150	4,605,924
Koninklijke Ahold Delhaize NV	319,528	9,560,853
Loblaw Cos. Ltd.	102,164	11,320,967

		25,487,744

Food Products – 2.0%
Glanbia PLC	487,676	9,617,642
Nestle SA (REG)	52,351	5,562,292

		15,179,934

Company	Shares	U.S. $ Value

Tobacco – 1.2%
Philip Morris International, Inc.	100,070	$9,168,413

		53,938,043

Communication Services – 6.1%
Diversified Telecommunication Services – 2.9%
BCE, Inc.(b)	131,871	4,481,209
Deutsche Telekom AG (REG)	257,431	6,249,011
HKT Trust & HKT Ltd. - Class H	6,669,000	7,781,310
Telstra Group Ltd.	1,357,832	3,415,525

		21,927,055

Entertainment – 0.7%
GungHo Online Entertainment, Inc.	352,000	5,633,360

Interactive Media & Services – 1.4%
Auto Trader Group PLC	636,404	5,620,029
Kakaku.com, Inc.	397,800	4,825,862

		10,445,891

Media – 1.1%
Informa PLC	838,987	8,802,659

		46,808,965

Energy – 4.4%
Oil, Gas & Consumable Fuels – 4.4%
Equinor ASA	76,102	2,040,630
Shell PLC	721,481	23,938,379
TotalEnergies SE	111,385	7,662,106

		33,641,115

Utilities – 1.8%
Electric Utilities – 0.8%
Enel SpA	978,257	6,457,962

Multi-Utilities – 1.0%
National Grid PLC	565,840	7,624,133

		14,082,095

Materials – 0.6%
Metals & Mining – 0.6%
Rio Tinto Ltd.	62,407	4,952,953

Real Estate – 0.6%
Retail REITs – 0.6%
Link REIT - Class H	1,032,134	4,444,795

Total Common Stocks (cost $591,070,724)		740,012,264

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(a) (d) (e) (cost $0)	9,807	0

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(f) (g) (h) (cost $14,408,531)	14,408,531	14,408,531

Total Investments Before Security Lending Collateral for Securities Loaned – 98.4% (cost $605,479,255)		754,420,795

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(f) (g) (h) (cost $4,216,400)	4,216,400	$4,216,400

Total Investments – 98.9% (cost $609,695,655)(i)		758,637,195	(j)
Other assets less liabilities – 1.1%		8,164,733

Net Assets – 100.0%		$766,801,928

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	1,540	JPY	231,409	05/16/2024	$(307)
Barclays Bank PLC	USD	1,077	GBP	855	04/19/2024	2,144
Barclays Bank PLC	SEK	11,344	USD	1,091	04/30/2024	29,964
Barclays Bank PLC	CHF	1,026	USD	1,149	05/08/2024	6,402
Barclays Bank PLC	USD	1,545	CHF	1,350	05/08/2024	(41,731)
Barclays Bank PLC	EUR	1,054	USD	1,145	06/12/2024	4,319
BNP Paribas	EUR	1,259	USD	1,372	06/12/2024	10,050
Brown Brothers Harriman & Co.	USD	2,310	AUD	3,490	04/18/2024	(34,939)
Brown Brothers Harriman & Co.	GBP	3,471	USD	4,384	04/19/2024	3,167
Brown Brothers Harriman & Co.	GBP	6,066	USD	7,630	04/19/2024	(27,756)
Brown Brothers Harriman & Co.	USD	3,215	GBP	2,521	04/19/2024	(32,667)
Brown Brothers Harriman & Co.	ILS	12,022	USD	3,338	05/16/2024	62,124
Brown Brothers Harriman & Co.	USD	2,542	JPY	382,250	05/16/2024	775
Brown Brothers Harriman & Co.	EUR	4,425	USD	4,822	06/12/2024	34,320
Citibank NA	AUD	1,734	USD	1,147	04/18/2024	16,692
Citibank NA	USD	34,325	AUD	52,034	04/18/2024	(401,612)
Citibank NA	USD	2,047	CHF	1,801	05/08/2024	(42,245)
Citibank NA	CAD	97,632	USD	72,567	06/13/2024	414,152
Deutsche Bank AG	USD	1,084	GBP	860	04/19/2024	1,933
Deutsche Bank AG	USD	2,732	GBP	2,153	04/19/2024	(14,713)
Deutsche Bank AG	USD	8,601	SEK	90,495	04/30/2024	(136,811)
Deutsche Bank AG	JPY	181,370	USD	1,227	05/16/2024	20,996
Deutsche Bank AG	USD	8,326	EUR	7,600	06/12/2024	(102,174)
HSBC Bank USA	USD	6,989	CHF	6,266	05/08/2024	(13,195)
HSBC Bank USA	USD	998	CAD	1,351	06/13/2024	649
JPMorgan Chase Bank NA	USD	3,629	AUD	5,513	04/18/2024	(35,202)
JPMorgan Chase Bank NA	GBP	2,443	USD	3,097	04/19/2024	13,367
JPMorgan Chase Bank NA	USD	1,460	SEK	14,949	04/30/2024	(61,390)
JPMorgan Chase Bank NA	JPY	235,929	USD	1,608	05/16/2024	38,311
JPMorgan Chase Bank NA	TWD	55,533	USD	1,775	05/24/2024	36,842
JPMorgan Chase Bank NA	USD	1,759	EUR	1,615	06/12/2024	(11,326)
Morgan Stanley Capital Services LLC	GBP	1,571	USD	1,987	04/19/2024	4,159
Morgan Stanley Capital Services LLC	JPY	943,091	USD	6,283	05/16/2024	9,542
Morgan Stanley Capital Services LLC	USD	66,358	JPY	9,800,635	05/16/2024	(1,166,541)
Morgan Stanley Capital Services LLC	TWD	208,108	USD	6,689	05/24/2024	175,057
Morgan Stanley Capital Services LLC	USD	2,157	EUR	1,969	06/12/2024	(26,719)
NatWest Markets PLC	USD	2,440	JPY	364,539	05/16/2024	(15,082)
UBS AG	GBP	850	USD	1,077	04/19/2024	3,930
UBS AG	USD	1,438	SEK	15,162	04/30/2024	(20,174)
UBS AG	USD	21,635	CHF	19,020	05/08/2024	(460,678)
UBS AG	JPY	212,109	USD	1,449	05/16/2024	37,704
UBS AG	SGD	32,557	USD	24,491	05/17/2024	328,005
UBS AG	USD	1,613	EUR	1,477	06/12/2024	(15,258)

						$(1,405,916)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $5,512,534 or 0.72% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	Affiliated investments.
(i)

As of March 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $166,286,777 and gross unrealized depreciation of investments was $(18,751,153), resulting in net unrealized appreciation of $147,535,624.

(j)

On March 29, 2024, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund values its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

March 31, 2024 (unaudited)

15.5%	Japan
14.1%	United Kingdom
9.5%	Canada
7.7%	Netherlands
7.1%	France
6.4%	Germany
5.6%	United States
5.2%	Switzerland
4.6%	Singapore
4.0%	Denmark
3.2%	Finland
2.6%	Spain
2.6%	Italy
10.0%	Other
1.9%	Short Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.2% or less in the following: Australia, Belgium, Hong Kong, Ireland, Israel, Norway, Portugal and Taiwan.

AB International Low Volatility Equity Portfolio

March 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$12,559,691	$179,686,935	$-0-	$192,246,626
Industrials	15,293,807	121,484,747	-0-	136,778,554
Information Technology	34,871,531	59,251,044	-0-	94,122,575
Health Care	-0-	87,911,832	-0-	87,911,832
Consumer Discretionary	5,260,426	65,824,285	-0-	71,084,711
Consumer Staples	30,107,023	23,831,020	-0-	53,938,043
Communication Services	4,481,209	42,327,756	-0-	46,808,965
Energy	-0-	33,641,115	-0-	33,641,115
Utilities	-0-	14,082,095	-0-	14,082,095
Materials	-0-	4,952,953	-0-	4,952,953
Real Estate	-0-	4,444,795	-0-	4,444,795
Warrants	-0-	-0-	0#	0#
Short-Term Investments:
Investment Companies	14,408,531	-0-	-0-	14,408,531
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,216,400	-0-	-0-	4,216,400

Total Investments in Securities	121,198,618	637,438,577†	0#	758,637,195

Investments in Securities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	$-0-	$1,254,604	$-0-	$1,254,604
Liabilities
Forward Currency Exchange Contracts	-0-	(2,660,520)	-0-	(2,660,520)

Total	$121,198,618	$636,032,661	$0#	$757,231,279

#	The Fund held securities with zero market value at period end.

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2024 is as follows:

Fund	Market Value 6/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$16,958	$133,398	$135,947	$14,409	$275
Government Money Market Portfolio*	8,781	87,147	91,712	4,216	19
Total				$18,625	$294

*	Investment of cash collateral for securities lending transactions.